Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000199761 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199761 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199761 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199761 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199761 | Bank of America Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199761 | Pfizer, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199761 | S&P Global, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199761 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199761 | Morgan Stanley, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199761 | Novartis AG (Registered), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199761 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199761 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199761 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000199761 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199761 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199761 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199761 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199761 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199761 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199761 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199761 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199761 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199761 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007433 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007433 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007433 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007433 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007433 | Bank of America Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007433 | Pfizer, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007433 | S&P Global, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007433 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007433 | Morgan Stanley, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007433 | Novartis AG (Registered), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007433 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007433 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007433 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000007433 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007433 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007433 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007433 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007433 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007433 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007433 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007433 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007433 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007433 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007432 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007432 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007432 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007432 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007432 | Bank of America Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007432 | Pfizer, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007432 | S&P Global, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007432 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007432 | Morgan Stanley, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007432 | Novartis AG (Registered), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007432 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007432 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007432 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000007432 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007432 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007432 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007432 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007432 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007432 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007432 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007432 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007432 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007432 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007429 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007429 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007429 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007429 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007429 | Bank of America Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007429 | Pfizer, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007429 | S&P Global, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007429 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007429 | Morgan Stanley, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007429 | Novartis AG (Registered), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007429 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007429 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007429 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000007429 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007429 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007429 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007429 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007429 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007429 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007429 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007429 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007429 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007429 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007431 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007431 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007431 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007431 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007431 | Bank of America Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007431 | Pfizer, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007431 | S&P Global, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007431 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007431 | Morgan Stanley, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007431 | Novartis AG (Registered), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007431 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007431 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007431 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000007431 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007431 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007431 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007431 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007431 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007431 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007431 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007431 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007431 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007431 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%